Long-Term Debt (Schedule of Future Payments Related to Long-Term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
2017, Principal	$ 19,974
2017, Interest	37,200
2017, Principal and Interest Total	57,174
2018, Principal	54,402
2018, Interest	34,793
2018, Principal and Interest Total	89,195
2019, Principal	71,165
2019, Interest	31,523
2019, Principal and Interest Total	102,688
2020, Principal	37,253
2020, Interest	28,057
2020, Principal and Interest Total	65,310
2021, Principal	3,782
2021, Interest	27,267
2021, Principal and Interest Total	31,049
Thereafter, Principal	404,710
Thereafter, Interest	53,945
Thereafter, Principal and Interest Total	458,655
Total payments, Principal	591,286
Total payments, Interest	212,785
Total payments, Principal and future interest expense	804,071
Interest	(212,785)
Fair value adjustments	(2,877)	$ 0
Deferred financing costs	(5,611)	(3,775)
Long-term debt	579,679	$ 652,567
2023 Notes [Member]
Debt Instrument [Line Items]
Discount on Notes	(5,029)
Premium on Notes	$ 1,910